Total
Knights of Columbus Small Cap Fund
Knights of Columbus Small Cap Fund
Investment Objective
The Knights of Columbus Small Cap Fund (the “Small Cap Fund” or the “Fund”) seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in I Shares, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Knights of Columbus Small Cap Fund
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Knights of Columbus Small Cap Fund		I Shares	Class S Shares	Investor Shares
Management Fees		0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees		none	none	0.25%
Shareholder Servicing Fees		none	0.10%	none	[1]
Other Operating Expenses		0.41%	0.41%	0.41%
Other Expenses		0.41%	0.51%	0.41%
Total Annual Fund Operating Expenses		1.14%	1.24%	1.39%
Less Fee Reductions and/or Expense Reimbursements	[2]	(0.09%)	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.05%	1.15%	1.30%
[1]	Amounts designated as "-" are zero or have been rounded to zero.
[2]	Knights of Columbus Asset Advisors LLC ("Knights of Columbus Asset Advisors" or the "Adviser") has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including Distribution and/or Service (12b-1) Fees and Shareholder Servicing Fees) (collectively, "excluded expenses")) from exceeding 1.05% of the average daily net assets of each of the Fund's share classes until February 28, 2021 (the "contractual expense limit"). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Knights of Columbus Small Cap Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
I Shares	107	353	619	1,378
Class S Shares	117	385	672	1,492
Investor Shares	132	431	752	1,661

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, a small-capitalization company is a company with a market capitalization within the range of the Russell 2000 Index at the time of initial purchase. While the market capitalization range of the Russell 2000 Index changes throughout the year, as of December 31, 2019, the market capitalization range of the Russell 2000 Index was between approximately $13 million and $8.3 billion. The equity securities in which the Fund invests are primarily common stocks of U.S. companies.

The Fund makes investment decisions consistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”), and therefore, the Fund is designed to avoid investments in companies that are believed to be involved with abortion, contraception, pornography, stem cell research/human cloning, weapons of mass destruction, or other enterprises that conflict with the USCCB Guidelines. The policies and practices of the companies selected for the Fund are monitored for various issues contemplated by the USCCB Guidelines. If the Adviser becomes aware that the Fund is invested in a company whose policies and practices are inconsistent with the USCCB Guidelines, the Adviser may sell the company’s securities or otherwise exclude future investments in such company.

In selecting investments for the Fund, the Adviser combines quantitative and qualitative analyses that together seek to identify companies that have above-average investment potential. The quantitative process begins with understanding the market regime or investment environment. Factor exposures used by the quantitative models are tilted to areas that are believed will perform best within a specific environment. Four “super-factors” (Valuation, Growth and Profitability, Quality and Investor Sentiment) are then applied to the broad universe. By combining these factors, the investable universe is ranked by decile (1 = attractive, 10 = unattractive). The “buyable” universe for the Fund generally includes the top three deciles, or the most statistically attractive companies, and the weighted average rank of securities held in the Fund are within the top three deciles.

Fundamental research is conducted on the buyable universe to assess criteria that are difficult to quantify. The portfolio management and fundamental analyst teams construct the portfolio with only highly ranked companies. Risk is measured and monitored throughout the research and portfolio management process in different ways, including active risk to the benchmark, individual stock contribution to that active risk and sector/industry group/individual stock exposure risks. The Adviser will generally sell a stock on behalf of the Fund if the stock experiences a rankings decline or extreme price movements, or for risk management purposes.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small-Capitalization Company Risk – The small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Catholic Values Investing Risk – The Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by the Fund’s investment process will align (or be perceived to align) with the principles contained in the USCCB Guidelines.

Quantitative Investing Risk – There is no guarantee that a quantitative model or algorithm used by the Adviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Adviser’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s I Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.kofcassetadvisors.org or by calling toll-free to 1-844-KC-FUNDS (1-844-523-8637).

BEST QUARTER	WORST QUARTER
14.70%	(20.68)%
(03/31/2019)	(12/31/2018)

Average Annual Total Returns for Periods Ended December 31, 2019

This table compares the Fund’s average annual total returns for the periods ended December 31, 2019 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for I Shares only. After-tax returns for Class S Shares and Investor Shares will vary.

Average Annual Total Returns - Knights of Columbus Small Cap Fund	Label	1 Year	Since Inception
I Shares	Fund Returns Before Taxes	24.19%	5.93%	[1]
I Shares | After Taxes on Distributions	Fund Returns After Taxes on Distributions	24.19%	4.94%	[1]
I Shares | After Taxes on Distributions and Sales	Fund Returns After Taxes on Distributions and Sale of Fund Shares	14.30%	4.40%	[1]
Class S Shares	Fund Returns Before Taxes	24.08%	5.05%	[2]
Investor Shares	Fund Returns Before Taxes	23.93%	10.00%	[3]
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	25.52%	7.95%	[4]
[1]	I Shares of the Fund were offered beginning February 27, 2015.
[2]	Class S Shares of the Fund were offered beginning July 14, 2015.
[3]	Investor Shares of the Fund were offered beginning June 30, 2016.
[4]	Index comparison begins February 27, 2015.